Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	$ 2,588,103	$ 3,982,803
Fair Value Liabilities	2,377,921	3,673,591
Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	86,410	306,472
Fair Value Liabilities	73,907	162,450
Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	2,501,693	3,676,331
Fair Value Liabilities	2,304,014	3,511,141
Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	165,953	381,409
Fair Value Liabilities	144,780	333,356
Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	819,516	929,096
Fair Value Liabilities	671,692	775,122
Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,515,568	2,364,546
Fair Value Liabilities	1,486,367	2,401,306
Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	498	195
Fair Value Liabilities	928	271
Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	158	1,085
Fair Value Liabilities	247	1,086
Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	59,046	213,579
Fair Value Liabilities	43,525	61,705
Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	14,926	9,666
Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	44,120	203,913
Fair Value Liabilities	43,525	61,705
Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	26,759	6,013
Fair Value Liabilities	25,535	33,350
Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	24,827	3,919
Fair Value Liabilities	25,424	33,112
Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,932	2,094
Fair Value Liabilities	111	238
Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	605	86,880
Fair Value Liabilities	4,847	67,395
Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	605	86,880
Fair Value Liabilities	4,847	67,395
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,719,185	23,753,318
Up to three months [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	792,339	3,704,562
Up to three months [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,926,846	20,048,756
Up to three months [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,431,079	12,096,016
Up to three months [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	528,919	581,791
Up to three months [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,933,194	7,334,563
Up to three months [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,095	22,836
Up to three months [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,559	13,550
Up to three months [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	194,310
Up to three months [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	194,310
Up to three months [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	461,819	1,661,848
Up to three months [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	461,819	1,657,848
Up to three months [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		4,000
Up to three months [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	136,210	2,042,714
Up to three months [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	136,210	2,042,714
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,996,716	18,910,724
3 months to 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,296,575	965,569
3 months to 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,700,141	17,945,155
3 months to 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,580,309	3,613,044
3 months to 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,538,440	1,885,647
3 months to 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,550,870	12,399,277
3 months to 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,658	30,887
3 months to 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,864	16,300
3 months to 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,188	201,193
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,188	201,193
3 months to 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,175,982	746,075
3 months to 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,131,634	716,842
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	44,348	29,233
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	119,405	18,301
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	119,405	18,301
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,890,281	70,915,083
More than 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,970,766	2,261,626
More than 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	68,919,515	68,653,457
More than 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,366,873	1,174,636
More than 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,505,378	16,062,393
More than 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,047,264	51,416,428
More than 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,027,538	2,035,653
More than 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	76,711	74,894
More than 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,950,827	1,960,759
More than 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	943,228	225,973
More than 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	912,092	178,107
More than 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 31,136	$ 47,866